Regulatory Matters - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Jan. 01, 2015
Regulatory Matters [Line Items]
Total risk-based capital ratio, Actual Ratio	8.00%
Tier 1 risk-based capital ratio, Actual Ratio	4.00%
Basel III [Member]
Regulatory Matters [Line Items]
Leverage capital ratio		3.00%
Basel III [Member] | Criteria 1 [Member]
Regulatory Matters [Line Items]
Total risk-based capital ratio, Actual Ratio	10.50%
Tier 1 risk-based capital ratio, Actual Ratio	8.50%
Common Equity tier 1 capital ratio, Actual Ratio	7.00%
Basel III [Member] | Criteria 2 [Member]
Regulatory Matters [Line Items]
Total risk-based capital ratio, Actual Ratio	10.00%
Tier 1 risk-based capital ratio, Actual Ratio	8.00%
Common Equity tier 1 capital ratio, Actual Ratio	6.50%
Leverage capital ratio	5.00%
Minimum [Member] | Basel III [Member]
Regulatory Matters [Line Items]
Total risk-based capital ratio, Actual Ratio		8.00%
Tier 1 risk-based capital ratio, Actual Ratio		4.00%
Consolidated risk weighted asset	$ 500,000,000
Minimum [Member] | Basel III [Member] | Criteria 1 [Member]
Regulatory Matters [Line Items]
Common Equity tier 1 capital ratio, Actual Ratio	2.50%
Maximum [Member] | Basel III [Member]
Regulatory Matters [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio		6.00%
Common Equity tier 1 capital ratio, Actual Ratio		4.50%
Leverage capital ratio		4.00%